ANCHOR RISK MANAGED CREDIT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 81.9%
	FIXED INCOME - 81.9%
35,000	iShares 1-3 Year Treasury Bond ETF	$ 2,858,800
70,000	iShares Core U.S. Aggregate Bond ETF	6,899,900
130,000	iShares iBoxx $ High Yield Corporate Bond ETF	9,634,300
		19,393,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,472,625)	19,393,000

	SHORT-TERM INVESTMENTS — 30.4%
	MONEY MARKET FUNDS - 30.4%
7,201,739	First American Government Obligations Fund Class X, 4.97% (Cost $7,201,739)(a)	7,201,739

	TOTAL INVESTMENTS - 112.3% (Cost $26,674,364)	$ 26,594,739
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.3)%	(2,906,236)
	NET ASSETS - 100.0%	$ 23,688,503

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2023.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 47.4%
	EQUITY - 47.4%
391,775	Invesco QQQ Trust Series 1			$ 136,333,782
100,000	iShares Core S&P 500 ETF			41,943,000
100,000	SPDR S&P 500 ETF Trust			41,785,000
				220,061,782

	TOTAL EXCHANGE-TRADED FUNDS (Cost $144,751,632)			220,061,782

	SHORT-TERM INVESTMENTS — 41.0%
	MONEY MARKET FUNDS - 41.0%
189,952,394	First American Government Obligations Fund Class X, 4.97% (Cost $189,952,394)(a)			189,952,394

	TOTAL INVESTMENTS - 88.4% (Cost $334,704,026)			$ 410,014,176
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.6%			53,639,173
	NET ASSETS - 100.0%			$ 463,653,349

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)(b)
300	CME E-Mini NASDAQ 100 Index Futures	06/16/2023	$ 85,803,000	$ (21,670)
100	CME E-Mini Standard & Poor's 500 Index Futures	06/16/2023	20,952,500	187,167
	TOTAL FUTURES CONTRACTS			$ 165,497

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation(b)
1,350	CME E-Mini Russell 2000 Index Futures	06/16/2023	$ 118,246,500	$ 479,989
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2023.
(b)	Amount subject to equity contract risk exposure.

ANCHOR RISK MANAGED GLOBAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares				Fair Value
EXCHANGE-TRADED FUND — 28.0%
EQUITY - 28.0%
300,000	iShares MSCI EAFE ETF			$ 21,201,000

	TOTAL EXCHANGE-TRADED FUND (Cost $20,825,900)			21,201,000

SHORT-TERM INVESTMENTS — 57.0%
MONEY MARKET FUNDS - 57.0%
43,301,440	First American Government Obligations Fund Class X, 4.97% (Cost $43,301,440)(a)			43,301,4404

	TOTAL INVESTMENTS - 85.0% (Cost $64,127,340)			$ 64,502,440
	OTHER ASSETS IN EXCESS OF LIABILITIES- 15.0%			11,425,084
	NET ASSETS - 100.0%			$ 75,927,524

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation(b)
40	CME E-Mini NASDAQ 100 Index Futures	06/16/2023	$ 11,440,400	$ (11,974)
20	CME E-Mini Standard & Poor's 500 Index Futures	06/16/2023	4,190,500	(23,794)
	TOTAL FUTURES CONTRACTS			$ (35,768)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation(b)
150	ICE US MSCI Emerging Markets EM Index Futures	06/16/2023	$ 7,176,000	$ 49,435
TOTAL FUTURES CONTRACTS

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2023.
(b)	Amount subject to equity contract risk exposure.